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                                                             File Nos. 333-05675
                                                                       811-07665

        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 9, 1999

                         SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, D.C.  20549

                            ----------------------------

                                     FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                           Pre-Effective Amendment No.                     / /

                         Post-Effective Amendment No. 8                    /X/

                                        and

                          REGISTRATION STATEMENT UNDER THE
                          INVESTMENT COMPANY ACT OF 1940                   /X/

                                   Amendment No. 9                         /X/

                             --------------------------

                                FBR FAMILY OF FUNDS

                 (Exact Name of Registrant as Specified in Charter)
                                   Potomac Tower
                            1001 Nineteenth Street North
                                Arlington, VA  22209
                (Address of Principal Executive Office)  (Zip Code)

        Registrant's Telephone Number, including Area Code:  (703) 312-9583

   Robert S. Smith, Esq.                               Copy To:
   Friedman, Billings, Ramsey & Co., Inc.              Jack W. Murphy, Esq.
   Potomac Tower                                       Dechert Price & Rhoads
   1001 Nineteenth Street North                        1775 Eye Street, N.W.
   Arlington, VA  22209                                Washington, D.C.  20006
   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

       immediately upon filing pursuant to paragraph (b)
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  X    on September 9, 1999 pursuant to paragraph (b)
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       60 days after filing pursuant to paragraph (a)(1)
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       on [date] pursuant to paragraph (a)(1)
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       75 days after filing pursuant to paragraph (a)(2)
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       on [date] pursuant to paragraph (a)(2) of Rule 485
-----

 /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This Post-Effective Amendment No. 8 to the Registration Statement on Form
N-1A for The FBR Family of Funds (the "Registrant") incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Registrant's Post-Effective Amendment No. 7, which was filed with the Securities and Exchange Commission on May 27, 1999. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 7 to September 9, 1999.


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                                     SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 8 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, D.C. on August 9, 1999.

                                   FBR FAMILY OF FUNDS

                                   By:            *
                                             ------------------------
                                             C. Eric Brugel

          As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registrant's Registration Statement has been signed by the following persons in the capacities indicated on the 9th day of August, 1999.


C. Eric Brugel*          Trustee and President
                         (Chief Executive Officer)

Winsor H. Aylesworth*    Chief Financial Officer and Treasurer

F. David Fowler*         Trustee

Michael A. Willner*      Trustee

George W. Grosz*         Trustee


*By   /s/ William J. Kotapish
     ------------------------------------
     William J. Kotapish
     Attorney-in-fact